Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		30 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
OPERATING EXPENSES:
Professional fees	$ 4,198	$ 9,923	$ 17,231	$ 9,923	$ 224,503
Consulting	0	161,500	23,750	161,500	2,008,962
Travel	4,183	779	7,637	9,877	108,668
General and administrative	2,226	28,896	22,622	41,518	257,423
TOTAL OPERATING EXPENSES	10,607	201,098	71,240	222,818	2,599,556
NET LOSS BEFORE OTHER EXPENSE	(10,607)	(201,098)	(71,240)	(222,818)	(2,599,556)
OTHER INCOME (EXPENSE)
Net realized loss from sale of trading securities	0	0	0	0	(1,958)
Loss on derivative warrant liability	0	0	0	0	(20,250)
Interest expense	(4,396)	(5,579)	(9,219)	(11,099)	(31,404)
Total other expense	(4,396)	(5,579)	(9,219)	(11,099)	(53,612)
NET LOSS	$ (15,003)	$ (206,677)	$ (80,459)	$ (233,917)	$ (2,653,168)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	160,082,542	121,754,440	160,082,542	121,359,696
BASIC AND DILUTED NET LOSS PER COMMON SHARE	$ (0.001)	$ (0.001)	$ (0.001)	$ (0.001)